RESTRICTED CASH (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Cash	$ 514,546	$ 514,828
Other [Member]
Statement [Line Items]
Cash	13,765	14,047
Duke Districts [Member]
Statement [Line Items]
Cash	77,812	77,812
Joy District [Member]
Statement [Line Items]
Cash	337,961	337,961
IKE District [Member]
Statement [Line Items]
Cash	$ 85,008	$ 85,008